SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Net income for the period	$ 2,864	$ 1,240	$ 8,481	$ 1,839
Basic weighted average number of shares outstanding	144,108,234	133,622,131	142,194,583	131,834,975
Effect of dilutive share options, warrants, and RSUs	10,026,250	5,326,470	9,706,798	5,372,565
Diluted weighted average number of shares outstanding	154,134,484	138,948,601	151,901,381	137,207,540
Basic income per share	$ 0.02	$ 0.01	$ 0.06	$ 0.01
Diluted income per share	$ 0.02	$ 0.01	$ 0.06	$ 0.01